UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

December 31, 2016

TAN-QTLY-0217
1.849900.109

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,803,448	$11,794,547
Fidelity Consumer Discretionary Central Fund (a)	91,739	23,244,750
Fidelity Consumer Staples Central Fund (a)	76,310	16,656,125
Fidelity Emerging Markets Equity Central Fund (a)	145,121	27,622,341
Fidelity Energy Central Fund (a)	108,202	14,635,395
Fidelity Financials Central Fund (a)	436,463	41,800,054
Fidelity Health Care Central Fund (a)	81,257	26,020,907
Fidelity Industrials Central Fund (a)	84,277	21,912,052
Fidelity Information Technology Central Fund (a)	137,270	44,018,218
Fidelity International Equity Central Fund (a)	664,993	48,823,782
Fidelity Materials Central Fund (a)	29,338	6,512,150
Fidelity Real Estate Equity Central Fund (a)	67,010	7,304,769
Fidelity Telecom Services Central Fund (a)	26,705	5,334,392
Fidelity Utilities Central Fund (a)	40,961	6,577,510
TOTAL EQUITY CENTRAL FUNDS
(Cost $218,232,179)		302,256,992

Fixed-Income Central Funds - 51.4%
High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (a)	554,872	5,443,294
Fidelity Floating Rate Central Fund (a)	102,461	10,604,714
Fidelity High Income Central Fund 1 (a)	296,049	29,024,633

TOTAL HIGH YIELD FIXED-INCOME FUNDS		45,072,641

Investment Grade Fixed-Income Funds - 47.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	445,649	44,992,693
Fidelity Investment Grade Bond Central Fund (a)	4,100,370	437,263,438

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		482,256,131

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $515,892,165)		527,328,772

Money Market Central Funds - 16.7%
Fidelity Cash Central Fund, 0.60% (b)	49,611,525	49,621,448
Fidelity Money Market Central Fund, 1.05% (b)	121,337,496	121,361,764
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $170,950,211)		170,983,212
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.35% to 0.52% 2/2/17 to 3/30/17 (c)
(Cost $669,629)	670,000	669,622
	Shares	Value

Investment Companies - 2.4%
iShares Core MSCI Emerging Markets ETF	153,174	$6,502,236
iShares S&P 500 Index ETF	80,069	18,014,725
TOTAL INVESTMENT COMPANIES
(Cost $24,226,899)		24,516,961
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $929,971,083)		1,025,755,559
NET OTHER ASSETS (LIABILITIES) - 0.0%		393,207
NET ASSETS - 100%		$1,026,148,766

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
316 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	March 2017	13,570,620	$313,867

The face value of futures sold as a percentage of Net Assets is 1.3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $669,622.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,338
Fidelity Commodity Strategy Central Fund	17,786
Fidelity Consumer Discretionary Central Fund	79,472
Fidelity Consumer Staples Central Fund	86,578
Fidelity Emerging Markets Debt Central Fund	125,845
Fidelity Emerging Markets Equity Central Fund	136,245
Fidelity Energy Central Fund	43,154
Fidelity Financials Central Fund	192,395
Fidelity Floating Rate Central Fund	134,451
Fidelity Health Care Central Fund	54,497
Fidelity High Income Central Fund 1	486,233
Fidelity Industrials Central Fund	106,479
Fidelity Inflation-Protected Bond Index Central Fund	14,070
Fidelity Information Technology Central Fund	83,725
Fidelity International Equity Central Fund	166,954
Fidelity Investment Grade Bond Central Fund	2,986,770
Fidelity Materials Central Fund	28,182
Fidelity Money Market Central Fund	283,776
Fidelity Real Estate Equity Central Fund	54,077
Fidelity Telecom Services Central Fund	30,011
Fidelity Utilities Central Fund	55,053
Total	$5,223,091

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$11,200,594	$509,226	$201,593	$11,794,547	2.4%
Fidelity Consumer Discretionary Central Fund	22,155,799	1,085,720	412,241	23,244,750	1.4%
Fidelity Consumer Staples Central Fund	16,624,110	1,033,649	298,153	16,656,125	1.3%
Fidelity Emerging Markets Debt Central Fund	5,399,172	349,175	91,629	5,443,294	4.7%
Fidelity Emerging Markets Equity Central Fund	28,584,388	1,092,776	329,861	27,622,341	6.9%
Fidelity Energy Central Fund	13,396,050	657,082	248,044	14,635,395	1.3%
Fidelity Financials Central Fund	36,737,665	1,954,183	1,694,963	41,800,054	1.4%
Fidelity Floating Rate Central Fund	10,112,638	586,212	183,257	10,604,714	0.6%
Fidelity Health Care Central Fund	26,406,580	2,265,070	495,362	26,020,907	1.3%
Fidelity High Income Central Fund 1	34,412,284	1,777,011	7,161,956	29,024,633	4.5%
Fidelity Industrials Central Fund	19,838,054	1,055,174	453,617	21,912,052	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	44,523,012	2,219,333	824,695	44,992,693	4.7%
Fidelity Information Technology Central Fund	43,782,735	2,309,288	803,010	44,018,218	1.3%
Fidelity International Equity Central Fund	44,887,078	5,589,602	824,655	48,823,782	2.3%
Fidelity Investment Grade Bond Central Fund	447,839,272	23,257,737	19,166,609	437,263,438	6.4%
Fidelity Materials Central Fund	6,081,059	289,937	107,076	6,512,150	1.5%
Fidelity Real Estate Equity Central Fund	7,317,630	374,937	128,280	7,304,769	4.3%
Fidelity Telecom Services Central Fund	4,803,468	402,667	94,142	5,334,392	1.3%
Fidelity Utilities Central Fund	6,453,963	324,296	112,188	6,577,510	1.4%
Total	$830,555,551	$47,133,075	$33,631,331	$829,585,764

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$302,256,992	$302,256,992	$--	$--
Fixed-Income Central Funds	527,328,772	527,328,772	--	--
Money Market Central Funds	170,983,212	170,983,212	--	--
Other Short-Term Investments	669,622	--	669,622	--
Investment Companies	24,516,961	24,516,961	--	--
Total Investments in Securities:	$1,025,755,559	$1,025,085,937	$669,622	$--
Derivative Instruments:
Assets
Futures Contracts	$313,867	$313,867	$--	$--
Total Assets	$313,867	$313,867	$--	$--
Total Derivative Instruments:	$313,867	$313,867	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $985,950,823. Net unrealized appreciation aggregated $39,804,736, of which $45,227,909 related to appreciated investment securities and $5,423,173 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

December 31, 2016

SAN-QTLY-0217
1.849920.109

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,101,385	$20,283,055
Fidelity Consumer Discretionary Central Fund (a)	304,051	77,040,525
Fidelity Consumer Staples Central Fund (a)	252,201	55,047,847
Fidelity Emerging Markets Equity Central Fund (a)	160,416	30,533,569
Fidelity Energy Central Fund (a)	356,085	48,164,074
Fidelity Financials Central Fund (a)	1,454,524	139,299,764
Fidelity Health Care Central Fund (a)	266,284	85,271,978
Fidelity Industrials Central Fund (a)	278,881	72,509,068
Fidelity Information Technology Central Fund (a)	453,835	145,531,250
Fidelity International Equity Central Fund (a)	2,563,292	188,196,928
Fidelity Materials Central Fund (a)	96,936	21,516,957
Fidelity Real Estate Equity Central Fund (a)	106,186	11,575,308
Fidelity Telecom Services Central Fund (a)	86,801	17,338,546
Fidelity Utilities Central Fund (a)	134,895	21,661,367
TOTAL EQUITY CENTRAL FUNDS
(Cost $670,865,464)		933,970,236

Fixed-Income Central Funds - 35.2%
High Yield Fixed-Income Funds - 4.3%
Fidelity Emerging Markets Debt Central Fund (a)	873,519	8,569,222
Fidelity Floating Rate Central Fund (a)	154,779	16,019,607
Fidelity High Income Central Fund 1 (a)	470,314	46,109,620

TOTAL HIGH YIELD FIXED-INCOME FUNDS		70,698,449

Investment Grade Fixed-Income Funds - 30.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	630,031	63,607,909
Fidelity Investment Grade Bond Central Fund (a)	4,207,294	448,665,851

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		512,273,760

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $571,483,311)		582,972,209

Money Market Central Funds - 4.3%
Fidelity Cash Central Fund, 0.60% (b)	41,881,282	41,889,658
Fidelity Money Market Central Fund, 1.05% (b)	29,895,910	29,901,890
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $71,778,244)		71,791,548

Investment Companies - 4.0%
iShares Core MSCI Emerging Markets ETF	729,932	30,985,613
iShares S&P 500 Index ETF	155,145	34,906,074
TOTAL INVESTMENT COMPANIES
(Cost $63,467,729)		65,891,687
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,377,594,748)		1,654,625,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,459)
NET ASSETS - 100%		$1,654,573,221

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,979
Fidelity Commodity Strategy Central Fund	29,798
Fidelity Consumer Discretionary Central Fund	254,766
Fidelity Consumer Staples Central Fund	276,783
Fidelity Emerging Markets Debt Central Fund	193,906
Fidelity Emerging Markets Equity Central Fund	142,673
Fidelity Energy Central Fund	137,618
Fidelity Financials Central Fund	619,222
Fidelity Floating Rate Central Fund	196,982
Fidelity Health Care Central Fund	172,253
Fidelity High Income Central Fund 1	752,184
Fidelity Industrials Central Fund	340,255
Fidelity Inflation-Protected Bond Index Central Fund	19,424
Fidelity Information Technology Central Fund	267,553
Fidelity International Equity Central Fund	632,970
Fidelity Investment Grade Bond Central Fund	2,941,082
Fidelity Materials Central Fund	90,182
Fidelity Money Market Central Fund	69,919
Fidelity Real Estate Equity Central Fund	82,868
Fidelity Telecom Services Central Fund	94,611
Fidelity Utilities Central Fund	175,782
Total	$7,548,710

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,610,775	$1,364,141	$169,750	$20,283,055	4.2%
Fidelity Consumer Discretionary Central Fund	70,882,185	5,531,081	667,847	77,040,525	4.6%
Fidelity Consumer Staples Central Fund	53,048,360	4,720,585	490,711	55,047,847	4.3%
Fidelity Emerging Markets Debt Central Fund	8,214,479	749,835	70,730	8,569,222	7.4%
Fidelity Emerging Markets Equity Central Fund	29,379,814	3,303,753	381,937	30,533,569	7.6%
Fidelity Energy Central Fund	42,666,865	3,288,138	402,573	48,164,074	4.3%
Fidelity Financials Central Fund	117,359,278	9,710,594	3,134,906	139,299,764	4.8%
Fidelity Floating Rate Central Fund	14,714,215	1,316,223	141,458	16,019,607	1.0%
Fidelity Health Care Central Fund	84,314,184	8,675,626	803,713	85,271,978	4.4%
Fidelity High Income Central Fund 1	53,050,901	3,865,882	10,806,233	46,109,620	7.1%
Fidelity Industrials Central Fund	63,322,120	5,169,089	640,256	72,509,068	4.7%
Fidelity Inflation-Protected Bond Index Central Fund	60,687,179	4,736,610	565,832	63,607,909	6.7%
Fidelity Information Technology Central Fund	139,649,129	11,266,213	1,313,680	145,531,250	4.4%
Fidelity International Equity Central Fund	180,699,204	13,725,687	2,577,061	188,196,928	8.9%
Fidelity Investment Grade Bond Central Fund	432,844,176	34,518,661	4,575,830	448,665,851	6.6%
Fidelity Materials Central Fund	19,433,946	1,473,480	172,465	21,516,957	5.0%
Fidelity Real Estate Equity Central Fund	11,191,603	873,701	99,021	11,575,308	6.8%
Fidelity Telecom Services Central Fund	15,237,712	1,555,302	154,973	17,338,546	4.2%
Fidelity Utilities Central Fund	20,564,537	1,557,015	186,058	21,661,367	4.7%
Total	$1,435,870,662	$117,401,616	$27,355,034	$1,516,942,445

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,523,306,982. Net unrealized appreciation aggregated $131,318,698, of which $137,336,161 related to appreciated investment securities and $6,017,463 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

December 31, 2016

AGG-QTLY-0217
1.811344.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 81.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,395,449	$22,206,239
Fidelity Consumer Discretionary Central Fund (a)	452,273	114,596,959
Fidelity Consumer Staples Central Fund (a)	374,737	81,793,900
Fidelity Emerging Markets Equity Central Fund (a)	286,604	54,552,150
Fidelity Energy Central Fund (a)	529,595	71,632,954
Fidelity Financials Central Fund (a)	2,179,958	208,774,574
Fidelity Health Care Central Fund (a)	389,105	124,603,203
Fidelity Industrials Central Fund (a)	415,784	108,103,714
Fidelity Information Technology Central Fund (a)	674,817	216,393,466
Fidelity International Equity Central Fund (a)	3,669,411	269,408,152
Fidelity Materials Central Fund (a)	144,524	32,080,080
Fidelity Real Estate Equity Central Fund (a)	131,671	14,353,486
Fidelity Telecom Services Central Fund (a)	127,742	25,516,454
Fidelity Utilities Central Fund (a)	200,347	32,171,684
TOTAL EQUITY CENTRAL FUNDS
(Cost $958,579,109)		1,376,187,015

Fixed-Income Central Funds - 13.7%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	3,133	30,738
Fidelity Floating Rate Central Fund (a)	276,071	28,573,376
Fidelity High Income Central Fund 1 (a)	303,119	29,717,780

TOTAL HIGH YIELD FIXED-INCOME FUNDS		58,321,894

Investment Grade Fixed-Income Funds - 10.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	636,048	64,215,393
Fidelity Investment Grade Bond Central Fund (a)	1,018,200	108,580,899

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		172,796,292

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $228,483,172)		231,118,186

Money Market Central Funds - 0.6%
Fidelity Cash Central Fund, 0.60% (b)
(Cost $10,074,970)	10,072,955	10,074,970

Investment Companies - 4.1%
iShares Core MSCI Emerging Markets ETF	824,649	35,006,349
iShares S&P 500 Index ETF	149,888	33,723,301
TOTAL INVESTMENT COMPANIES
(Cost $67,282,144)		68,729,650
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,264,419,395)		1,686,109,821
NET OTHER ASSETS (LIABILITIES) - 0.0%		(199,849)
NET ASSETS - 100%		$1,685,909,972

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,403
Fidelity Commodity Strategy Central Fund	33,138
Fidelity Consumer Discretionary Central Fund	383,442
Fidelity Consumer Staples Central Fund	416,184
Fidelity Emerging Markets Debt Central Fund	719
Fidelity Emerging Markets Equity Central Fund	259,230
Fidelity Energy Central Fund	206,951
Fidelity Financials Central Fund	938,266
Fidelity Floating Rate Central Fund	285,198
Fidelity Health Care Central Fund	255,099
Fidelity High Income Central Fund 1	502,600
Fidelity Industrials Central Fund	513,843
Fidelity Inflation-Protected Bond Index Central Fund	19,812
Fidelity Information Technology Central Fund	402,580
Fidelity International Equity Central Fund	913,606
Fidelity Investment Grade Bond Central Fund	774,372
Fidelity Materials Central Fund	136,048
Fidelity Real Estate Equity Central Fund	103,769
Fidelity Securities Lending Cash Central Fund	2,164
Fidelity Telecom Services Central Fund	141,572
Fidelity Utilities Central Fund	263,862
Total	$6,572,858

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$21,165,035	$935,473	$421,296	$22,206,239	4.6%
Fidelity Consumer Discretionary Central Fund	109,506,168	5,570,702	2,409,112	114,596,959	6.9%
Fidelity Consumer Staples Central Fund	81,838,175	5,135,781	1,773,293	81,793,900	6.4%
Fidelity Emerging Markets Debt Central Fund	31,247	719	--	30,738	0.0%
Fidelity Emerging Markets Equity Central Fund	55,428,042	4,007,315	1,614,971	54,552,150	13.6%
Fidelity Energy Central Fund	65,847,954	3,317,788	1,453,219	71,632,954	6.4%
Fidelity Financials Central Fund	180,987,331	10,019,232	5,468,047	208,774,574	7.1%
Fidelity Floating Rate Central Fund	14,996,108	13,681,467	347,005	28,573,376	1.7%
Fidelity Health Care Central Fund	130,009,719	8,020,642	2,895,899	124,603,203	6.4%
Fidelity High Income Central Fund 1	39,327,648	1,866,069	11,468,627	29,717,780	4.6%
Fidelity Industrials Central Fund	97,786,521	5,475,876	2,188,433	108,103,714	7.0%
Fidelity Inflation-Protected Bond Index Central Fund	63,204,048	3,693,711	1,390,794	64,215,393	6.7%
Fidelity Information Technology Central Fund	215,684,381	11,647,656	4,739,988	216,393,466	6.5%
Fidelity International Equity Central Fund	262,987,486	17,304,047	5,676,238	269,408,152	12.7%
Fidelity Investment Grade Bond Central Fund	124,485,676	8,270,575	20,213,521	108,580,899	1.6%
Fidelity Materials Central Fund	30,031,628	1,488,082	617,721	32,080,080	7.4%
Fidelity Real Estate Equity Central Fund	14,381,304	796,138	315,972	14,353,486	8.4%
Fidelity Telecom Services Central Fund	23,394,293	1,648,244	561,181	25,516,454	6.2%
Fidelity Utilities Central Fund	31,672,540	1,601,828	672,035	32,171,684	6.9%
Total	$1,562,765,304	$104,481,345	$64,227,352	$1,607,305,201

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,476,346,830. Net unrealized appreciation aggregated $209,762,991, of which $212,744,880 related to appreciated investment securities and $2,981,889 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Broad Market Opportunities Fund

December 31, 2016

BMO-QTLY-0217
1.861615.109

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	5,962	$1,510,528
Fidelity Consumer Staples Central Fund (a)	4,714	1,028,844
Fidelity Energy Central Fund (a)	7,049	953,384
Fidelity Financials Central Fund (a)	27,707	2,653,529
Fidelity Health Care Central Fund (a)	5,365	1,718,105
Fidelity Industrials Central Fund (a)	5,293	1,376,136
Fidelity Information Technology Central Fund (a)	9,105	2,919,653
Fidelity Materials Central Fund (a)	1,851	410,949
Fidelity Telecom Services Central Fund (a)	1,713	342,245
Fidelity Utilities Central Fund (a)	2,446	392,809
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $9,162,208)		13,306,182
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,047)
NET ASSETS - 100%		$13,296,135

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$5,386
Fidelity Consumer Staples Central Fund	5,714
Fidelity Energy Central Fund	2,701
Fidelity Financials Central Fund	12,788
Fidelity Health Care Central Fund	3,708
Fidelity Industrials Central Fund	6,885
Fidelity Information Technology Central Fund	5,695
Fidelity Materials Central Fund	1,799
Fidelity Telecom Services Central Fund	2,215
Fidelity Utilities Central Fund	3,552
Total	$50,443

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$1,584,232	$15,354	$116,949	$1,510,528	0.1%
Fidelity Consumer Staples Central Fund	1,172,847	20,615	115,731	1,028,844	0.1%
Fidelity Energy Central Fund	942,752	95,033	143,908	953,384	0.1%
Fidelity Financials Central Fund	2,638,488	16,193	325,657	2,653,529	0.1%
Fidelity Health Care Central Fund	1,904,914	143,994	173,763	1,718,105	0.1%
Fidelity Industrials Central Fund	1,352,740	11,924	85,142	1,376,136	0.1%
Fidelity Information Technology Central Fund	3,093,102	48,997	134,733	2,919,653	0.1%
Fidelity Materials Central Fund	417,017	3,672	26,204	410,949	0.1%
Fidelity Telecom Services Central Fund	377,471	5,403	55,941	342,245	0.1%
Fidelity Utilities Central Fund	461,642	3,552	65,473	392,809	0.1%
Total	$13,945,205	$364,737	$1,243,501	$13,306,182

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $10,514,183. Net unrealized appreciation aggregated $2,791,999, of which $2,792,813 related to appreciated investment securities and $814 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

December 31, 2016

AMG-QTLY-0217
1.811339.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 65.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	8,114,034	$53,065,784
Fidelity Consumer Discretionary Central Fund (a)	929,226	235,447,265
Fidelity Consumer Staples Central Fund (a)	770,250	168,122,572
Fidelity Emerging Markets Equity Central Fund (a)	523,816	99,703,230
Fidelity Energy Central Fund (a)	1,089,615	147,381,318
Fidelity Financials Central Fund (a)	4,450,121	426,188,084
Fidelity Health Care Central Fund(a)	806,475	258,257,630
Fidelity Industrials Central Fund (a)	854,475	222,163,616
Fidelity Information Technology Central Fund (a)	1,385,477	444,281,067
Fidelity International Equity Central Fund (a)	8,065,876	592,196,641
Fidelity Materials Central Fund (a)	297,358	66,004,487
Fidelity Real Estate Equity Central Fund (a)	278,154	30,321,606
Fidelity Telecom Services Central Fund (a)	262,918	52,517,952
Fidelity Utilities Central Fund (a)	412,416	66,225,747
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,914,952,547)		2,861,876,999

Fixed-Income Central Funds - 25.3%
High Yield Fixed-Income Funds - 4.2%
Fidelity Emerging Markets Debt Central Fund (a)	2,281,487	22,381,390
Fidelity Floating Rate Central Fund (a)	398,489	41,243,648
Fidelity High Income Central Fund 1 (a)	1,228,082	120,401,202

TOTAL HIGH YIELD FIXED-INCOME FUNDS		184,026,240

Investment Grade Fixed-Income Funds - 21.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,639,171	165,490,740
Fidelity Investment Grade Bond Central Fund (a)	7,019,473	748,556,625

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		914,047,365

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,069,033,973)		1,098,073,605

Money Market Central Funds - 4.3%
Fidelity Cash Central Fund, 0.60% (b)	101,426,264	101,446,550
Fidelity Money Market Central Fund, 1.05% (b)	84,984,787	85,001,784
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $186,412,321)		186,448,334

Investment Companies - 4.5%
iShares Core MSCI Emerging Markets ETF	2,197,960	93,303,402
iShares S&P 500 Index ETF	462,713	104,105,800
TOTAL INVESTMENT COMPANIES
(Cost $188,105,086)		197,409,202
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,358,503,927)		4,343,808,140
NET OTHER ASSETS (LIABILITIES) - 0.0%		(425,677)
NET ASSETS - 100%		$4,343,382,463

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$150,800
Fidelity Commodity Strategy Central Fund	80,056
Fidelity Consumer Discretionary Central Fund	803,026
Fidelity Consumer Staples Central Fund	872,480
Fidelity Emerging Markets Debt Central Fund	518,994
Fidelity Emerging Markets Equity Central Fund	486,045
Fidelity Energy Central Fund	433,524
Fidelity Financials Central Fund	1,954,691
Fidelity Floating Rate Central Fund	525,233
Fidelity Health Care Central Fund	539,835
Fidelity High Income Central Fund 1	2,032,703
Fidelity Industrials Central Fund	1,077,471
Fidelity Inflation-Protected Bond Index Central Fund	51,852
Fidelity Information Technology Central Fund	842,797
Fidelity International Equity Central Fund	2,052,554
Fidelity Investment Grade Bond Central Fund	5,104,904
Fidelity Materials Central Fund	285,021
Fidelity Money Market Central Fund	198,757
Fidelity Real Estate Equity Central Fund	224,014
Fidelity Securities Lending Cash Central Fund	2,636
Fidelity Telecom Services Central Fund	297,769
Fidelity Utilities Central Fund	552,883
Total	$19,088,045

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$51,334,481	$1,040,603	$587,546	$53,065,784	11.0%
Fidelity Consumer Discretionary Central Fund	228,752,701	5,269,422	2,718,653	235,447,265	14.1%
Fidelity Consumer Staples Central Fund	171,025,446	6,270,914	1,994,771	168,122,572	13.2%
Fidelity Emerging Markets Debt Central Fund	22,589,678	919,033	244,811	22,381,390	19.2%
Fidelity Emerging Markets Equity Central Fund	103,828,872	3,670,492	1,615,755	99,703,230	24.9%
Fidelity Energy Central Fund	137,557,692	3,170,126	1,632,186	147,381,318	13.3%
Fidelity Financials Central Fund	377,965,323	10,085,487	10,580,935	426,188,084	14.5%
Fidelity Floating Rate Central Fund	40,040,732	1,345,129	489,622	41,243,648	2.5%
Fidelity Health Care Central Fund	271,527,129	12,007,115	3,266,214	258,257,630	13.3%
Fidelity High Income Central Fund 1	146,610,179	4,491,499	30,677,462	120,401,202	18.5%
Fidelity Industrials Central Fund	204,238,006	5,751,451	2,693,444	222,163,616	14.4%
Fidelity Inflation-Protected Bond Index Central Fund	166,899,519	3,972,075	1,958,488	165,490,740	17.4%
Fidelity Information Technology Central Fund	450,424,827	12,125,731	5,325,881	444,281,067	13.4%
Fidelity International Equity Central Fund	590,297,357	20,520,798	6,765,346	592,196,641	28.0%
Fidelity Investment Grade Bond Central Fund	769,772,053	20,276,586	16,554,200	748,556,625	11.0%
Fidelity Materials Central Fund	62,745,788	1,453,192	696,568	66,004,487	15.3%
Fidelity Real Estate Equity Central Fund	30,963,572	818,035	342,736	30,321,606	17.8%
Fidelity Telecom Services Central Fund	48,841,512	2,146,988	630,999	52,517,952	12.8%
Fidelity Utilities Central Fund	66,207,420	1,701,080	756,560	66,225,747	14.3%
Total	$3,941,622,287	$117,035,756	$89,532,177	$3,959,950,604

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $3,879,591,597. Net unrealized appreciation aggregated $464,216,543, of which $479,299,003 related to appreciated investment securities and $15,082,460 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

December 31, 2016

AMI-QTLY-0217
1.811345.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 17.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	7,823,913	$51,168,394
Fidelity Consumer Discretionary Central Fund (a)	275,496	69,805,157
Fidelity Consumer Staples Central Fund (a)	228,391	49,850,971
Fidelity Emerging Markets Equity Central Fund (a)	119,717	22,787,005
Fidelity Energy Central Fund (a)	323,741	43,789,162
Fidelity Financials Central Fund (a)	1,316,946	126,123,885
Fidelity Health Care Central Fund (a)	240,285	76,946,493
Fidelity Industrials Central Fund (a)	252,204	65,573,065
Fidelity Information Technology Central Fund (a)	409,671	131,369,316
Fidelity International Equity Central Fund (a)	1,617,683	118,770,274
Fidelity Materials Central Fund (a)	88,341	19,609,092
Fidelity Real Estate Equity Central Fund (a)	315,496	34,392,249
Fidelity Telecom Services Central Fund (a)	81,062	16,192,040
Fidelity Utilities Central Fund (a)	122,374	19,650,894
TOTAL EQUITY CENTRAL FUNDS
(Cost $511,709,966)		846,027,997

Fixed-Income Central Funds - 51.5%
High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (a)	2,671,419	26,206,621
Fidelity Floating Rate Central Fund (a)	483,378	50,029,655
Fidelity High Income Central Fund 1 (a)	1,409,240	138,161,842

TOTAL HIGH YIELD FIXED-INCOME FUNDS		214,398,118

Investment Grade Fixed-Income Funds - 47.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,127,167	214,758,736
Fidelity Investment Grade Bond Central Fund (a)	19,459,304	2,075,140,196

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,289,898,932

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,365,036,754)		2,504,297,050

Money Market Central Funds - 28.1%
Fidelity Cash Central Fund, 0.60% (b)	235,030,006	235,077,012
Fidelity Money Market Central Fund, 1.05% (b)	1,128,614,227	1,128,839,950
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,363,645,861)		1,363,916,962

Investment Companies - 3.0%
iShares Core MSCI Emerging Markets ETF	1,072,900	45,544,605
iShares S&P 500 Index ETF	456,623	102,735,607
TOTAL INVESTMENT COMPANIES
(Cost $147,671,015)		148,280,212
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,388,063,596)		4,862,522,221
NET OTHER ASSETS (LIABILITIES) - 0.0%		(326,909)
NET ASSETS - 100%		$4,862,195,312

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$292,642
Fidelity Commodity Strategy Central Fund	78,144
Fidelity Consumer Discretionary Central Fund	242,170
Fidelity Consumer Staples Central Fund	263,128
Fidelity Emerging Markets Debt Central Fund	614,348
Fidelity Emerging Markets Equity Central Fund	113,805
Fidelity Energy Central Fund	130,887
Fidelity Financials Central Fund	588,711
Fidelity Floating Rate Central Fund	646,665
Fidelity Health Care Central Fund	163,845
Fidelity High Income Central Fund 1	2,358,541
Fidelity Industrials Central Fund	324,109
Fidelity Inflation-Protected Bond Index Central Fund	68,125
Fidelity Information Technology Central Fund	253,579
Fidelity International Equity Central Fund	417,690
Fidelity Investment Grade Bond Central Fund	14,506,309
Fidelity Materials Central Fund	86,050
Fidelity Money Market Central Fund	2,639,528
Fidelity Real Estate Equity Central Fund	258,454
Fidelity Securities Lending Cash Central Fund	308
Fidelity Telecom Services Central Fund	92,088
Fidelity Utilities Central Fund	166,671
Total	$24,305,797

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$50,105,173	$587,473	$778,340	$51,168,394	10.6%
Fidelity Consumer Discretionary Central Fund	68,678,608	973,826	1,118,575	69,805,157	4.1%
Fidelity Consumer Staples Central Fund	51,340,221	1,477,266	796,615	49,850,971	3.5%
Fidelity Emerging Markets Debt Central Fund	26,780,874	868,768	389,152	26,206,621	22.5%
Fidelity Emerging Markets Equity Central Fund	24,332,423	852,683	934,327	22,787,005	5.7%
Fidelity Energy Central Fund	41,337,119	597,858	664,432	43,789,162	3.8%
Fidelity Financials Central Fund	113,590,007	1,995,473	4,170,881	126,123,885	4.3%
Fidelity Floating Rate Central Fund	49,200,757	1,180,024	778,319	50,029,655	2.9%
Fidelity Health Care Central Fund	81,651,474	3,219,697	1,262,171	76,946,493	3.9%
Fidelity High Income Central Fund 1	168,812,887	4,038,382	34,655,954	138,161,842	21.2%
Fidelity Industrials Central Fund	61,341,585	1,177,614	1,463,748	65,573,065	4.2%
Fidelity Inflation-Protected Bond Index Central Fund	219,498,579	3,300,493	3,502,644	214,758,736	22.6%
Fidelity Information Technology Central Fund	134,916,295	2,502,844	2,157,353	131,369,316	3.9%
Fidelity International Equity Central Fund	118,403,791	4,601,181	1,868,195	118,770,274	5.6%
Fidelity Investment Grade Bond Central Fund	2,206,811,976	34,637,529	94,360,849	2,075,140,196	29.3%
Fidelity Materials Central Fund	18,861,287	277,284	292,851	19,609,092	4.5%
Fidelity Real Estate Equity Central Fund	35,580,172	654,013	544,996	34,392,249	20.2%
Fidelity Telecom Services Central Fund	14,880,458	879,718	248,161	16,192,040	3.7%
Fidelity Utilities Central Fund	19,868,098	365,063	300,512	19,650,894	4.2%
Total	$3,505,991,784	$64,187,189	$150,288,075	$3,350,325,047

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $4,722,369,873. Net unrealized appreciation aggregated $140,152,348, of which $165,146,104 related to appreciated investment securities and $24,993,756 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

December 31, 2016

FAN-QTLY-0217
1.849910.109

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 37.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	2,302,071	$15,055,542
Fidelity Consumer Discretionary Central Fund (a)	145,866	36,959,611
Fidelity Consumer Staples Central Fund (a)	121,355	26,488,092
Fidelity Emerging Markets Equity Central Fund (a)	88,501	16,845,321
Fidelity Energy Central Fund (a)	171,773	23,234,010
Fidelity Financials Central Fund (a)	699,116	66,954,379
Fidelity Health Care Central Fund (a)	128,015	40,994,356
Fidelity Industrials Central Fund (a)	134,114	34,869,698
Fidelity Information Technology Central Fund (a)	218,007	69,908,425
Fidelity International Equity Central Fund (a)	1,128,942	82,886,928
Fidelity Materials Central Fund (a)	46,612	10,346,542
Fidelity Real Estate Equity Central Fund (a)	79,081	8,620,601
Fidelity Telecom Services Central Fund (a)	42,399	8,469,285
Fidelity Utilities Central Fund (a)	65,232	10,475,017
TOTAL EQUITY CENTRAL FUNDS
(Cost $343,495,426)		452,107,807

Fixed-Income Central Funds - 45.8%
High Yield Fixed-Income Funds - 4.4%
Fidelity Emerging Markets Debt Central Fund (a)	650,162	6,378,093
Fidelity Floating Rate Central Fund (a)	121,086	12,532,435
Fidelity High Income Central Fund 1 (a)	346,444	33,965,356

TOTAL HIGH YIELD FIXED-INCOME FUNDS		52,875,884

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	487,522	49,220,214
Fidelity Investment Grade Bond Central Fund (a)	4,228,409	450,917,531

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		500,137,745

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $544,889,745)		553,013,629

Money Market Central Funds - 13.6%
Fidelity Cash Central Fund, 0.60% (b)	65,989,132	66,002,329
Fidelity Money Market Central Fund, 1.05% (b)	98,298,265	98,317,925
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $164,288,305)		164,320,254

Investment Companies - 3.1%
iShares Core MSCI Emerging Markets ETF	367,534	15,601,818
iShares S&P 500 Index ETF	98,141	22,080,744
TOTAL INVESTMENT COMPANIES
(Cost $37,120,727)		37,682,562
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,089,794,203)		1,207,124,252
NET OTHER ASSETS (LIABILITIES) - 0.0%		(139,063)
NET ASSETS - 100%		$1,206,985,189

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$79,875
Fidelity Commodity Strategy Central Fund	22,640
Fidelity Consumer Discretionary Central Fund	125,777
Fidelity Consumer Staples Central Fund	137,075
Fidelity Emerging Markets Debt Central Fund	146,969
Fidelity Emerging Markets Equity Central Fund	81,599
Fidelity Energy Central Fund	68,221
Fidelity Financials Central Fund	306,508
Fidelity Floating Rate Central Fund	158,465
Fidelity Health Care Central Fund	85,480
Fidelity High Income Central Fund 1	567,689
Fidelity Industrials Central Fund	168,669
Fidelity Inflation-Protected Bond Index Central Fund	15,338
Fidelity Information Technology Central Fund	132,345
Fidelity International Equity Central Fund	284,887
Fidelity Investment Grade Bond Central Fund	3,054,026
Fidelity Materials Central Fund	44,581
Fidelity Money Market Central Fund	229,893
Fidelity Real Estate Equity Central Fund	63,542
Fidelity Telecom Services Central Fund	47,616
Fidelity Utilities Central Fund	87,317
Total	$5,908,512

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$14,203,746	$721,212	$231,597	$15,055,542	3.1%
Fidelity Consumer Discretionary Central Fund	34,973,621	1,921,185	595,072	36,959,611	2.2%
Fidelity Consumer Staples Central Fund	26,252,099	1,776,904	423,957	26,488,092	2.1%
Fidelity Emerging Markets Debt Central Fund	6,286,409	438,009	96,499	6,378,093	5.5%
Fidelity Emerging Markets Equity Central Fund	16,846,249	1,453,473	424,594	16,845,321	4.2%
Fidelity Energy Central Fund	21,136,161	1,144,633	353,667	23,234,010	2.1%
Fidelity Financials Central Fund	58,046,913	3,324,992	2,060,606	66,954,379	2.3%
Fidelity Floating Rate Central Fund	11,873,894	746,517	192,997	12,532,435	0.7%
Fidelity Health Care Central Fund	41,721,891	3,403,022	708,213	40,994,356	2.1%
Fidelity High Income Central Fund 1	40,084,318	2,153,861	8,268,504	33,965,356	5.2%
Fidelity Industrials Central Fund	31,319,965	1,803,347	591,160	34,869,698	2.3%
Fidelity Inflation-Protected Bond Index Central Fund	48,366,031	2,672,169	810,592	49,220,214	5.2%
Fidelity Information Technology Central Fund	69,046,230	4,023,511	1,148,488	69,908,425	2.1%
Fidelity International Equity Central Fund	78,773,956	6,965,046	1,312,385	82,886,928	3.9%
Fidelity Investment Grade Bond Central Fund	453,420,893	25,484,745	13,056,931	450,917,531	6.6%
Fidelity Materials Central Fund	9,597,095	510,537	154,344	10,346,542	2.4%
Fidelity Real Estate Equity Central Fund	8,580,493	480,595	135,099	8,620,601	5.1%
Fidelity Telecom Services Central Fund	7,611,629	639,155	132,871	8,469,285	2.1%
Fidelity Utilities Central Fund	10,206,237	568,145	157,895	10,475,017	2.3%
Total	$988,347,830	$60,231,058	$30,855,471	$1,005,121,436

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,148,454,318. Net unrealized appreciation aggregated $58,669,934, of which $64,427,837 related to appreciated investment securities and $5,757,903 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

December 31, 2016

FAA-QTLY-0217
1.811343.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 46.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,611,998	$95,562,466
Fidelity Consumer Discretionary Central Fund (a)	1,193,457	302,398,069
Fidelity Consumer Staples Central Fund (a)	988,595	215,780,611
Fidelity Emerging Markets Equity Central Fund (a)	616,710	117,384,532
Fidelity Energy Central Fund (a)	1,398,635	189,179,410
Fidelity Financials Central Fund (a)	5,705,983	546,462,017
Fidelity Health Care Central Fund (a)	1,030,345	329,947,351
Fidelity Industrials Central Fund (a)	1,096,229	285,019,650
Fidelity Information Technology Central Fund (a)	1,782,672	571,649,397
Fidelity International Equity Central Fund (a)	9,344,178	686,049,549
Fidelity Materials Central Fund (a)	382,191	84,834,873
Fidelity Real Estate Equity Central Fund (a)	493,041	53,746,436
Fidelity Telecom Services Central Fund (a)	335,761	67,068,277
Fidelity Utilities Central Fund (a)	529,459	85,020,557
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,228,509,112)		3,630,103,195

Fixed-Income Central Funds - 40.7%
High Yield Fixed-Income Funds - 4.3%
Fidelity Emerging Markets Debt Central Fund (a)	4,102,361	40,244,158
Fidelity Floating Rate Central Fund (a)	774,546	80,165,475
Fidelity High Income Central Fund 1 (a)	2,210,130	216,681,099

TOTAL HIGH YIELD FIXED-INCOME FUNDS		337,090,732

Investment Grade Fixed-Income Funds - 36.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,950,168	297,848,952
Fidelity Investment Grade Bond Central Fund (a)	23,591,857	2,515,835,671

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,813,684,623

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,983,682,904)		3,150,775,355

Money Market Central Funds - 8.7%
Fidelity Cash Central Fund, 0.60% (b)	360,613,628	360,685,751
Fidelity Money Market Central Fund, 1.05% (b)	310,126,036	310,188,061
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $670,741,736)		670,873,812

Investment Companies - 3.7%
iShares Core MSCI Emerging Markets ETF	3,379,206	143,447,293
iShares S&P 500 Index ETF	618,370	139,127,066
TOTAL INVESTMENT COMPANIES
(Cost $283,056,392)		282,574,359
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $6,165,990,144)		7,734,326,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,512,948)
NET ASSETS - 100%		$7,732,813,773

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$465,215
Fidelity Commodity Strategy Central Fund	144,913
Fidelity Consumer Discretionary Central Fund	1,039,223
Fidelity Consumer Staples Central Fund	1,128,314
Fidelity Emerging Markets Debt Central Fund	937,293
Fidelity Emerging Markets Equity Central Fund	576,743
Fidelity Energy Central Fund	560,469
Fidelity Financials Central Fund	2,525,245
Fidelity Floating Rate Central Fund	1,028,240
Fidelity Health Care Central Fund	695,570
Fidelity High Income Central Fund 1	3,676,168
Fidelity Industrials Central Fund	1,393,402
Fidelity Inflation-Protected Bond Index Central Fund	93,791
Fidelity Information Technology Central Fund	1,092,918
Fidelity International Equity Central Fund	2,424,496
Fidelity Investment Grade Bond Central Fund	17,282,275
Fidelity Materials Central Fund	368,979
Fidelity Money Market Central Fund	725,302
Fidelity Real Estate Equity Central Fund	399,973
Fidelity Securities Lending Cash Central Fund	310
Fidelity Telecom Services Central Fund	382,640
Fidelity Utilities Central Fund	714,788
Total	$37,656,267

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$93,258,426	$1,247,958	$1,264,453	$95,562,466	19.8%
Fidelity Consumer Discretionary Central Fund	296,469,005	4,613,777	4,081,394	302,398,069	18.1%
Fidelity Consumer Staples Central Fund	221,457,869	6,587,147	2,966,508	215,780,611	17.0%
Fidelity Emerging Markets Debt Central Fund	40,974,871	1,396,795	526,856	40,244,158	34.5%
Fidelity Emerging Markets Equity Central Fund	123,855,678	3,519,786	2,634,394	117,384,532	29.3%
Fidelity Energy Central Fund	178,072,990	2,803,717	2,437,874	189,179,410	17.0%
Fidelity Financials Central Fund	488,622,266	9,208,969	14,306,253	546,462,017	18.6%
Fidelity Floating Rate Central Fund	78,553,615	1,985,612	1,053,713	80,165,475	4.8%
Fidelity Health Care Central Fund	350,759,138	12,522,248	4,884,060	329,947,351	17.0%
Fidelity High Income Central Fund 1	265,166,398	6,658,318	55,101,956	216,681,099	33.2%
Fidelity Industrials Central Fund	264,500,993	5,409,696	4,157,659	285,019,650	18.5%
Fidelity Inflation-Protected Bond Index Central Fund	303,215,289	5,067,137	4,214,842	297,848,952	31.3%
Fidelity Information Technology Central Fund	584,872,734	11,501,047	7,949,289	571,649,397	17.3%
Fidelity International Equity Central Fund	722,603,960	11,471,510	32,689,518	686,049,549	32.4%
Fidelity Investment Grade Bond Central Fund	2,614,370,089	51,122,139	64,930,324	2,515,835,671	37.1%
Fidelity Materials Central Fund	81,336,374	1,305,251	1,055,628	84,834,873	19.6%
Fidelity Real Estate Equity Central Fund	55,385,111	1,103,645	737,631	53,746,436	31.6%
Fidelity Telecom Services Central Fund	62,722,849	2,504,060	933,492	67,068,277	16.4%
Fidelity Utilities Central Fund	85,707,338	1,638,184	1,120,101	85,020,557	18.4%
Total	$6,911,904,993	$141,666,996	$207,045,945	$6,780,878,550

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $7,106,323,295. Net unrealized appreciation aggregated $628,003,426 of which $659,864,720 related to appreciated investment securities and $31,861,294 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017